Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw material	$ 493,143	$ 177,474
Work-in-process	20,501	343,795
Finished goods	977,974	560,119
Goods in transit	95,814
Low-value consumables	59,714	40,650
Total	$ 1,647,146	$ 1,122,038